UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	4/30/2013

Date of reporting period:	7/31/2012

Item 1. Schedule of Investments

Prudential Muni High Income Fund

Schedule of Investments

as of July 31, 2012 (Unaudited)

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 96.5%
Alabama — 0.4%
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co.,
Ser. A	Baa3	5.800%	05/01/34	$ 1,000	$ 1,111,830
Ser. A	BBB(b)	6.250%	11/01/33	1,750	1,987,300

					3,099,130

Arizona — 2.5%
Maricopa Cnty. Poll. Ctrl. Corp. Rev.,
El Paso Elec. Co., Ser. B	Baa2	7.250%	04/01/40	1,500	1,806,060
Pima Cnty. Indl. Dev. Auth. Rev.,
Tucson Elec. Pwr. Co.	Baa3	5.750%	09/01/29	3,500	3,722,005
Tucson Elec. Pwr. Co., San Juan, Ser. A	Baa3	4.950%	10/01/20	1,000	1,110,580
Tucson Elec. Pwr. Co., Ser. A	Baa3	5.250%	10/01/40	1,000	1,062,160
Pinal Cnty. Indl. Dev. Auth., Correct. Facs. Rev.,
Florence West Prison Proj., Ser. A, A.C.A.	BBB(b)	5.250%	10/01/19	3,135	3,320,874
Salt Verde Fin. Corp. Gas. Rev.,
Sr. Bonds	Baa2	5.000%	12/01/32	4,500	4,681,260
Sr. Bonds	Baa2	5.000%	12/01/37	1,000	1,038,050
Tempe Az. Indl. Dev Auth. Rev.,
Friendship Vlg., Ser. A, Rfdg.	NR	6.250%	12/01/42	1,000	1,076,400

					17,817,389

California — 11.8%
ABAG Fin. Auth. for Nonprofit Corp.,
Episcopal Senior Community, Rfdg.	BBB+(b)	6.125%	07/01/41	775	866,628
California Cnty. Tob. Sec. Agcy.,
Tob. Conv. Bonds Asset Bkd., Ser. B	NR	5.100%	06/01/28	1,750	1,527,838
California Hlth. Facs. Fing. Auth. Rev.,
Childrens Hosp., Ser. A	A(b)	5.250%	11/01/41	2,000	2,212,760
Stanford Hosp., Ser. A-3, Rfdg.	Aa3	5.500%	11/15/40	750	886,305
St. Joseph Hlth. Sys., Ser. A	A1	5.750%	07/01/39	1,770	2,044,456
California Poll. Ctrl. Fin. Auth. Rev.,
Wtr. Facs., Amer. Wtr. Cap. Corp. Proj., 144A	Baa2	5.250%	08/01/40	500	532,565
California St.,
GO	A1	6.000%	04/01/38	3,500	4,132,310
Var. Purp., GO	A1	5.000%	04/01/42	1,000	1,094,580
Var. Purp., GO	A1	5.500%	11/01/39	1,000	1,142,850
Var. Purp., GO	A1	6.000%	11/01/39	1,500	1,791,180
California St. Pub. Wks. Brd. Lease Rev.,
Judicial Council Proj., Ser. D	A2	5.000%	12/01/31	1,000	1,096,800
Various Cap. Proj., Ser. A	A2	5.000%	04/01/37	1,500	1,621,695
Various Cap. Proj., Ser. G-1	A2	5.750%	10/01/30	750	867,937
Various Cap. Proj., Ser. I-1	A2	6.375%	11/01/34	750	911,063
California Statewide Cmntys. Dev. Auth. Rev.,
Cottage Hlth. Oblig. Grp.	A+(b)	5.000%	11/01/40	800	864,456
John Muir Hlth.	A1	5.125%	07/01/39	500	537,115
Sch. Fac., Aspire Pub. Sch.	NR	6.000%	07/01/30	1,000	1,031,570
Sr. Living Southn. Calif. Presbyterian Homes	BBB-(b)	7.250%	11/15/41	500	569,600
Capistrano Unif. Sch. Dist. Cmnty. Facs., Rev.,
Talega Cmnty. Facs. Dist. #90-2	NR	6.000%	09/01/33	1,000	1,015,110
Chico Redev. Agcy. Tax Alloc.
Chico Amedned & Merged Redev., A.M.B.A.C.	A+(b)	5.000%	04/01/30	2,000	2,059,220
Foothill/Eastern Trans. Corridor Agy. Toll Rd. Rev.,
Convertible C.A.B.S., Converted to Fixed on 07/15/09	Baa3	5.875%	01/15/28	6,700	6,964,181
Golden St. Tob. Secur. Corp. Tob. Settlement Rev.,
Asset Bkd., Ser. A	A2	5.000%	06/01/45	1,000	1,022,450
Asset Bkd., Ser. A-2, C.A.B.S. (Converts to 5.300% on 12/01/12)	B3	6.950%(c)	06/01/37	5,000	3,944,200
Asset Bkd., Sr., Ser. A-1	B3	4.500%	06/01/27	8,300	7,095,006
Asset Bkd., Sr., Ser. A-1	B3	5.750%	06/01/47	6,515	5,486,151
Lake Elsinore Spl. Tax Cmnty. Facs.,
Dist.-2-Area A-A	NR	5.450%	09/01/36	1,500	1,485,240
Lincoln Pub. Fing. Auth. Rev.,
Twelve Bridges Sub., Ser. B	NR	6.000%	09/02/27	1,000	1,079,080
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Ser. A	Baa2	5.500%	11/15/37	1,000	1,095,600
Los Angeles Regional Arpts. Impt. Corp. Lse. Rev.,
American Airlines, Inc., A.M.T.(e)	C	7.500%	12/01/24	3,000	2,990,010

M-S-R Energy Auth. Calif.,
Ser. A	A-(b)	6.500%	11/01/39	2,000	2,531,620
Ser. A	A-(b)	7.000%	11/01/34	1,650	2,164,586
Ser. B	A-(b)	6.500%	11/01/39	2,000	2,531,620
Murrieta Cmnty. Facs. Dist. Spl. Tax., No. 2,
The Oaks Impt. Area, Ser. A	NR	5.900%	09/01/27	1,000	1,021,320
Palomar Pomerado Healthcare Dist. Ctfs. Part.	Baa3	6.000%	11/01/41	1,800	1,926,576
Perris Cmnty. Facs. Dist., Spec. Tax, No. 01- 2,
Avalon, Ser. A	NR	6.250%	09/01/23	3,000	3,064,410
Port of Oakland, Ser. O, A.M.T., Rfdg.	A2	5.125%	05/01/31	1,000	1,080,010
Rancho Cordova Cmnty. Facs. Dist., Tax No. 2003-1,
Sunridge Anatolia	NR	6.000%	09/01/33	1,000	1,010,540
Sunridge Anatolia	NR	6.100%	09/01/37	1,980	2,000,790
Riverside Cnty. Calif. Redev. Agy. Tax. Alloc.
Intst. 215 Corridor, Ser. E	Ba1	6.500%	10/01/40	2,000	2,214,500
San Buenaventura Calif. Rev.,
Cmnty. Mem. Hlth. Sys.	Ba2	7.500%	12/01/41	1,000	1,210,340
Cmnty. Mem. Hlth. Sys.	Ba2	8.000%	12/01/26	500	640,505
San Francisco City & Cnty. Arpts.
Second Series, Ser. C, A.M.T. Rfdg.	A1	5.000%	05/01/25	1,000	1,134,750
Saugus Unif. Sch. Dist. Spl. Tax Cmnty. Facs.
Dist. No. 2002-1	NR	6.000%	09/01/33	1,800	1,819,386
South Bayside Wste. Mgmt. Auth. Calif. Solid Wste.
Enterprise Shoreway Environmental, Ser. A	A3	6.000%	09/01/36	500	555,275
Wm. S. Hart Unif. High Sch. Dist., Spl. Tax
Cmnty. Fac. Dist. No. 2005-1	NR	5.300%	09/01/36	1,000	897,790

					83,771,974

Colorado — 1.7%
Colorado Hlth. Facs. Auth. Rev.,
Catholic Hlth., Ser. A	Aa2	5.000%	02/01/41	2,000	2,182,040
Christian Living Cmntys. Proj., Ser. A	NR	5.750%	01/01/37	1,500	1,535,670
Valley View Assn. Proj.	BBB+(b)	5.125%	05/15/37	1,240	1,271,360
Valley View Assn. Proj.	BBB+(b)	5.250%	05/15/42	2,500	2,574,375
Colorado Springs Memorial Hosp. Rev.,
Unrefunded balance	A3	6.375%	12/15/30	1,260	1,262,003
E-470 Pub. Hwy. Auth. Rev., Ser. C	Baa2	5.375%	09/01/26	1,000	1,089,090
Pub. Auth. Energy Nat. Gas Pur. Rev.	Baa2	6.500%	11/15/38	1,500	1,855,815

					11,770,353

Connecticut — 1.8%
Connecticut St. Dev. Auth. Rev.,
Conn. Lt. & Pwr. Co. Proj., Ser. A, Rfdg.	A3	4.375%	09/01/28	2,000	2,167,500
Solid Wste. Disp. Facs. Rev., PSEG Pwr. LLC Proj., Ser. A, A.M.T.	Baa1	5.750%	11/01/37	1,600	1,604,368
Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
Hartford Healthcare, Ser. A	A2	5.000%	07/01/41	1,250	1,341,962
Stamford Hosp., Ser. J	A-(b)	5.000%	07/01/42	2,500	2,694,425
Western Conn. Hlth., Ser. M	A(b)	5.375%	07/01/41	1,250	1,414,850
Hamden Fac. Rev., Whitney Ctr. Proj., Ser. A	NR	7.750%	01/01/43	1,000	1,099,690
Harbor Point Infrastructure Impt. Dist. Spl. Oblig. Rev.,
Harbor Point Proj., Ser. A	NR	7.875%	04/01/39	2,000	2,281,580

					12,604,375

Delaware — 0.4%
Delaware St. Econ. Dev. Auth. Rev.,
Newark Chtr. Sch.	BBB(b)	5.000%	09/01/42	690	715,668
Delaware St. Hlth. Facs. Auth. Rev.,
Beebe Med. Ctr. Proj., Ser. A	Ba3	5.000%	06/01/30	2,000	1,819,360

					2,535,028

District of Columbia — 0.7%
Dist. of Columbia Rev.,
Assn. Amern. Med. Colleges, Ser. B	A+(b)	5.000%	10/01/41	2,500	2,762,875
Gallaudet Univ.	A2	5.500%	04/01/34	400	462,252
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Ser. A, A.M.T.	Aa3	5.250%	10/01/27	1,500	1,701,300

					4,926,427

Florida — 6.1%
Capital Tr. Agy. Rev. Air Cargo, Aero Miami FX LLC,
Sr. Lien, Ser. A, Rfdg.	Baa3	5.350%	07/01/29	2,440	2,476,039
Citizens Ppty. Ins. Corp., Sr. Secd.,
Coastal, Ser. A-1	A2	5.000%	06/01/19	1,250	1,435,575
High Act.	A2	6.000%	06/01/16	1,500	1,734,300
Ser. A-1	A2	5.000%	06/01/22	1,000	1,154,900

Cityplace CDD Spl. Assmt. Rev., Rfdg.	NR	5.000%	05/01/26	1,000	1,135,240
Florida Dev. Fin. Corp. Edl. Facs. Rev.,
Bay Area Charter Foundation, Ser. A	NR	7.750%	06/15/42	2,000	2,254,040
Renaissance Charter Sch., Ser. A	NR	6.000%	09/15/40	1,750	1,847,598
Greater Orlando Aviation Auth., Orlando Arpt. Fac. Rev.,
Spl. Purp. - Jetblue Airways Corp., A.M.T.	NR	6.375%	11/15/26	3,000	3,032,160
Spl. Purp. - Jetblue Airways Corp., A.M.T.	NR	6.500%	11/15/36	2,000	2,021,420
Highlands Cmnty. Dev. Spl. Assmt.(f)	NR	5.500%	05/01/36	165	102,544
Hillsborough Cnty. Indl. Dev. Auth. Rev.,
Hlth. Facs., Univ. Cmnty. Hosp., Ser. B (Prerefunded 08/15/19)(g)	NR	8.000%	08/15/32	1,000	1,435,190
Tampa Electric	A3	5.650%	05/15/18	1,000	1,199,820
Indigo Cmnty. Dev. Dist. Cap. Impvt. Rev.(e)	NR	5.750%	05/01/36	1,860	946,405
Jacksonville Econ. Dev., Gerdau Ameristeel U.S., Inc.,
A.M.T.	Baa3	5.300%	05/01/37	3,000	3,000,780
Miami Beach Hlth. Facs. Auth. Hosp. Rev.,
Mount Sinai Med. Ctr., Ser. A	Baa2	6.700%	11/15/19	1,000	1,011,790
North Sumter Cnty. Util. Dependent Dist. Util. Rev.	BBB(b)	5.750%	10/01/43	1,500	1,631,130
Orange Cnty. Hlth. Facs. Auth. Rev.,
Orlando Hlth., Inc., Ser. A	A2	5.000%	10/01/42	1,250	1,347,250
St. Johns Cnty. Fla. Indl. Dev. Auth. Rev.,
Presbyterian Retirement, Ser. A	NR	6.000%	08/01/45	1,000	1,112,620
St. Petersburg Hlth. Facs. Auth. Rev.,
All Childrens Hosp.	A1	6.500%	11/15/39	1,500	1,792,530
Sarasota Cnty. Fla. Pub. Hosp. Dist. Hosp. Rev.,
Sarasota Mem. Hosp. Proj., Ser. A	A1	5.625%	07/01/39	1,000	1,100,480
Seminole Tribe Rev.,
Gaming Div., Tribal Eco. Dev. Bonds, Ser. 2010A, 144A	Ba1	5.125%	10/01/17	1,500	1,577,295
Spl. Oblig., Ser. A, 144A	Ba2	5.500%	10/01/24	1,000	1,052,870
South Lake Cnty. Hosp. Dist. Rev.,
South Lake Hosp.	A2	5.250%	10/01/34	1,250	1,345,387
South Lake Hosp., Ser. A	Baa1	6.250%	04/01/39	1,910	2,119,088
Village Cmnty. Dev. Dist. No. 8. Fla. Spl. Assmt. Rev.,
Phase II, Rfdg.	NR	6.125%	05/01/39	2,680	3,096,660
Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt. Rev.,
Ser. 2011	NR	7.000%	05/01/41	995	1,149,732
Ser. 2012, Rfdg.	NR	5.500%	05/01/42	1,000	1,055,110

					43,167,953

Georgia — 1.3%
Atlanta Arpt. Rev.,
Gen., Ser. B, A.M.T., Rfdg.	A1	5.000%	01/01/30	500	546,625
Ser. C	A1	5.000%	01/01/42	750	819,420
Burke Cnty. Dev. Auth. Poll. Rev.,
Oglethorpe Pwr. - Vogtle Proj., Ser. B	Baa1	5.500%	01/01/33	1,000	1,093,230
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines,
Ser. A	CCC+(b)	8.750%	06/01/29	2,000	2,459,080
Ser. B, A.M.T.	CCC+(b)	9.000%	06/01/35	1,000	1,100,180
Fulton Cnty. Residential Care Facs. Rev.,
Canterbury Court Proj., Ser. A	NR	6.125%	02/15/34	1,200	1,217,520
Henry Cnty. Wtr. & Swr. Auth. Rev.,
A.M.B.A.C.	Aa2	6.150%	02/01/20	1,000	1,287,140
Marietta Dev. Auth. Rev.,
Life Univ.	Ba3	7.000%	06/15/39	1,000	1,045,770

					9,568,965

Guam — 0.3%
Guam Gov’t.,
Ser. A, GO	B+(b)	7.000%	11/15/39	1,000	1,129,280
Guam Govt. Bus. Priv. Tax Rev.,
Ser. B-1	A(b)	5.000%	01/01/42	650	715,026

					1,844,306

Hawaii — 0.7%
Hawaii Pac. Hlth. Rev.,
Spl. Purp.	A3	5.750%	07/01/40	500	557,420
Spl. Purp. Ser. B	A3	5.500%	07/01/40	1,000	1,087,450
Hawaii St. Dept. Budget & Fin. Spl. Purp. Rev.,
15 Craigside Proj.	NR	9.000%	11/15/44	1,000	1,213,750
Hawaiian Elec. Co.	Baa1	6.500%	07/01/39	1,000	1,170,120
Kahala Nui, Rfdg.	NR	5.250%	11/15/37	750	785,790

					4,814,530

Idaho — 0.3%
Idaho Hlth. Facs. Auth. Rev.,
St. Lukes Hlth. Sys. Proj., Ser. A	A2	6.750%	11/01/37	1,000	1,185,890
Idaho Hsg. & Fin. Assn. Rev.,
North Star Charter Sch. Proj.	BB(b)	9.500%	07/01/39	1,000	1,132,200

					2,318,090

Illinois — 6.5%
Chicago Illinois Proj., Ser. A, GO	Aa3	5.000%	01/01/40	2,000	2,200,180
Chicago O’Hare Intl. Arpt. Rev.,
Gen.-Third Lien, Ser. C	A2	6.500%	01/01/41	1,000	1,227,680
Illinois Fin. Auth. Rev.,
American Water Cap. Corp. Proj.	Baa2	5.250%	10/01/39	3,150	3,338,685
Cent. Dupage Hlth., Ser. B	AA(b)	5.500%	11/01/39	1,500	1,688,505
Chrt. Sch. Rev. Uno. Sch., Ser. A, Rfdg.	BBB-(b)	6.875%	10/01/31	2,500	2,782,175
Illinois Inst. of Technology, Ser. A	Baa3	5.000%	04/01/31	2,500	2,364,850
Illinois Inst. of Technology, Ser. A	Baa3	5.000%	04/01/36	5,000	4,624,250
Little Co. Mary Hosp. & Hlth.	A+(b)	5.375%	08/15/40	1,500	1,615,860
NorthWestern Mem. Hosp., Ser. A	Aa2	6.000%	08/15/39	1,500	1,763,835
Provena Hlth., Ser. A	Baa1	6.000%	05/01/28	1,500	1,710,990
Provena Hlth., Ser. A	Baa1	7.750%	08/15/34	1,000	1,286,170
Rush Univ. Med. Ctr. Oblig. Grp., Ser. A	A2	7.250%	11/01/38	3,405	4,308,244
Rush Univ. Med. Ctr., Ser. C	A2	6.625%	11/01/39	1,000	1,235,380
Silver Cross & Med. Ctrs.	BBB-(b)	7.000%	08/15/44	3,000	3,596,190
Student Hsg., Edl. Advancement Fd., Inc., Ser. B, Rfdg.	Baa3	5.000%	05/01/30	5,000	5,213,200
Swedish Covenant, Ser. A	BBB+(b)	6.000%	08/15/38	1,500	1,697,730
Illinois St., GO	A2	5.000%	08/01/25	1,000	1,120,270
Illinois St., GO	A2	5.000%	03/01/36	1,000	1,081,410
Railsplitter Tob. Settlement Auth. Rev.	A-(b)	6.000%	06/01/28	2,250	2,618,348
Round Lake Rev., Lakewood Spl.
Tax #1 (Prerefunded 03/01/13)(g)	NR	6.700%	03/01/33	1,000	1,053,690

					46,527,642

Indiana — 1.9%
Indiana Hlth. & Edl. Fac. Fin. Auth. Hosp. Rev.,
Cmnty. Foundation Northwest Ind.	BBB+(b)	5.500%	03/01/37	2,000	2,092,020
Cmnty. Foundation Northwest Ind., Ser. A	BBB+(b)	6.000%	03/01/34	3,000	3,151,860
Indiana St. Fin. Auth. Rev.,
Drexel Fndtn. Edl. Facs. Proj., Ser. A	BB+(b)	7.000%	10/01/39	1,000	1,090,850
Duke Energy Ind., Ser. B	A(b)	6.000%	08/01/39	1,000	1,167,530
Midwestern Disaster Relief Rev., Ohio Vly. Elec. Corp. Proj., Ser A	Baa3	5.000%	06/01/39	1,250	1,298,138
Indianapolis Ind. Loc. Pub. Impt.
Bd. Bk. Wtrwks. Proj., Ser. A	A2	5.750%	01/01/38	1,000	1,142,470
Rockport, In. Rev., AK Steel Holdings Corp.,
A.M.T., Rfdg.	B2	7.000%	06/01/28	1,500	1,563,330
Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc.	NR	7.750%	09/01/31	1,500	1,824,450

					13,330,648

Iowa — 0.3%
Altoona Urban Renewal Tax Rev., Annual Appr.	BBB+(b)	6.000%	06/01/43	1,000	1,072,960
Ames. Hosp., Mary Greely Med. Ctr.	A2	5.250%	06/15/36	1,000	1,081,550

					2,154,510

Kansas — 0.5%
Kansas St. Dev. Fin. Auth. Hosp. Rev.,
Adventish Hlth.	Aa3	5.750%	11/15/38	1,000	1,172,360
KU Hlth. Sys., Ser. H	A+(b)	5.125%	03/01/39	500	539,860
Wyandotte Cnty. Kans. City Unified Govt. Spl. Oblig.
Rev., Cap. Apprec. Sales Tax-Sub. Lien, Ser. B	NR	5.350%(c)	06/01/21	2,500	1,689,725

					3,401,945

Kentucky — 0.9%
Kentucky Economic Dev. Fin. Auth. Rev.,
Hosp. Facs., Owensboro Med. Hlth. Sys.	Baa2	6.375%	06/01/40	3,500	4,118,415
Masonic Home Indpt. Living	NR	5.750%	05/15/17	1,250	1,260,888
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj.,
Ser. A	Baa2	6.250%	06/01/39	500	561,885
Ser. B	Baa2	5.625%	09/01/39	500	538,485

					6,479,673

Louisiana — 2.1%
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Rev.,
Westlake Chem. Corp., Ser. A-2	Baa3	6.500%	11/01/35	1,000	1,158,440
Woman’s Hosp. Foundation, Ser. A	A3	6.000%	10/01/44	2,000	2,264,300

Louisiana Pub. Facs. Auth. Rev.,
Franciscan Missionaries Hosp.	A2	6.750%	07/01/39	2,000	2,357,160
Louisiana St. Citizens Ppty. Ins. Assmt. Rev.,
Ser. C, A.G.C.	Aa3	6.750%	06/01/26	2,000	2,408,960
St. Charles Parish Gulf Zone, Opp. Zone Rev.,
Valero Energy Corp. (Mandatory Put Date 06/01/22)	Baa2	4.000%	12/01/40	1,500	1,586,865
Tob. Settlement Fing. Corp. Rev., Asset Bkd.,
Ser. 2001B	A1	5.500%	05/15/30	830	846,592
Ser. 2001B	A3	5.875%	05/15/39	4,000	4,079,960

					14,702,277

Maine — 0.3%
Maine Hlth. & Higher Edl. Facs. Auth. Rev.,
Maine General Med. Center	Baa3	7.500%	07/01/32	2,000	2,486,560

Maryland — 1.9%
Cnty. of Anne Arundel Spl. Oblig.,
Vlg. South Waugh Chapel Proj., Tax Alloc.	NR	6.250%	07/01/40	2,000	2,136,100
Cnty. of Frederick Spl. Oblig.,
Sub. Urbana Cmnty. Dev. Auth., Ser. B	NR	5.500%	07/01/40	4,860	4,935,427
Urbana Cmnty. Dev. Auth., Ser. A	A-(b)	5.000%	07/01/40	1,000	1,074,270
Maryland Econ. Dev. Corp.,
Potomac Elect. Pwr. Co.	A3	6.200%	09/01/22	1,000	1,221,050
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev.,
Carroll Hosp., Ser. A	A3	5.000%	07/01/37	850	929,917
Charlestown Cmnty., Rfdg.	NR	6.250%	01/01/41	1,500	1,712,640
Lifebridge Hlth.	A2	6.000%	07/01/41	600	704,976
Maryland St. Indl. Dev. Fin. Auth. Rev.,
Synagro Baltimore, Ser. A, A.M.T., Rfdg.	NR	5.250%	12/01/13	700	728,077

					13,442,457

Massachusetts — 2.0%
Massachusetts St. Coll. Bldg., Auth. Rev.,
Proj. Bonds, Ser. A, Rfdg.	Aa1	7.500%	05/01/14	1,205	1,299,942
Massachusetts St. Dev. Fin. Agcy. Rev.,
Alliance Hlth., Ser. A	NR	7.100%	07/01/32	3,635	3,417,809
Boston Med. Ctr., Ser. C	Baa1	5.000%	07/01/29	1,000	1,054,340
Carleton Willard Vlg.	A-(b)	5.625%	12/01/30	400	437,480
Groves in Lincoln-Deacone, Sr. Living Fac. Rev., Ser. B1	NR	7.250%	06/01/16	1,000	624,530
Linden Ponds, Inc. Fac. Ser. A-1	NR	6.250%	11/15/46	709	515,927
Linden Ponds, Inc. Fac. Ser. A-2	NR	5.500%	11/15/46	38	23,396
Linden Ponds, Inc. Fac. Ser. B	NR	12.230%(c)	11/15/56	187	973
Solid Wste. Disp. Rev., Dominion Energy Brayton (Mandatory put date 05/01/19)	Baa2	5.750%	12/01/42	1,000	1,200,390
Tufts Med. Ctr., Ser. I	BBB(b)	7.250%	01/01/32	2,000	2,449,320
Massachusetts St. Port Auth. Spl. Facs. Rev.,
Bosfuel Proj., A.M.T., NATL	A2	5.000%	07/01/32	3,000	3,120,390

					14,144,497

Michigan — 3.9%
Detroit Mich. Sch. Distr. St. Aid, GO	Aa3	5.250%	11/01/35	500	549,045
Detroit Mich. Sewer Disp. Rev.,
Sr. Lien, Ser. B, A.G.M.	Aa3	7.500%	07/01/33	1,000	1,257,100
Detroit Mich. Wtr. & Sewerage Dept.
Sr. Lien., Ser. A, Rfdg.	Baa2	5.250%	07/01/39	2,000	2,109,020
Kent Hosp. Fin. Auth. Rev.,
Metro. Hosp. Proj., Ser. A	BB+(b)	6.250%	07/01/40	3,000	3,132,690
Michigan Fin. Auth. Ltd. Oblig. Rev.,
Pub. Sch. Academy, Old Redford, Ser. A	BBB-(b)	6.500%	12/01/40	745	784,031
Michigan Pub. Edl. Facs. Auth. Rev.,
Ltd. Oblig.-Black River Sch., Rfdg.	NR	5.800%	09/01/30	1,250	1,210,512
Michigan St. Bldg. Auth. Rev.,
Facs. Proj., Ser. I-A, Rfdg.	Aa3	5.375%	10/15/41	750	862,365
Michigan St. Hosp. Fin. Auth. Rev.,
Henry Ford Hlth.	A1	5.750%	11/15/39	1,000	1,123,070
McLaren Healthcare Corp.	Aa3	5.750%	05/15/38	1,500	1,677,885
Michigan Strategic Fund Rev.,
Detroit Ed., Rmkt., Rfdg	A2	5.625%	07/01/20	1,000	1,204,440
Dow Chemical, Ser. A-1, A.M.T. (Mandatory put date 06/02/14)	BBB(b)	6.750%	12/01/28	1,000	1,102,790
Dow Chemical, Ser. B-1	BBB(b)	6.250%	06/01/14	1,000	1,096,310
Wste. Mgmt., Inc., A.M.T.	BBB(b)	4.500%	12/01/13	1,000	1,047,840

Oakland Cnty. Econ. Dev. Corp. Oblg. Rev.,
Roman Cathollic Archdiocese Detroit, Rfdg.	NR	6.500%	12/01/20	2,000	2,068,600
Royal Oak Mich. Hosp. Fin. Auth. Hosp. Rev.,
William Beaumont Hosp.	A1	8.250%	09/01/39	2,150	2,773,307
William Beaumont Hosp., Ser. W	A1	6.000%	08/01/39	1,000	1,140,700
Summit Academy Rev., Rfdg.,
North Pub. Sch., Academy	BB+(b)	5.500%	11/01/30	1,500	1,364,715
Pub. Sch., Academy	BB+(b)	6.250%	11/01/25	2,060	2,063,337
Wayne Charter Cnty. Mich. Bldg. Impt., Ser. A, GO	Baa2	6.750%	11/01/39	975	1,122,488

					27,690,245

Minnesota — 0.3%
St. Paul Hsg. & Redev. Auth. Hosp. Rev.,
Hlth. East Proj.	Ba1	6.000%	11/15/35	1,000	1,040,340
Tob. Securitization Auth. Settlement, MN Rev.,
Tob. Settlement, Ser. B, Rfdg.	A-(b)	5.250%	03/01/31	1,200	1,349,916

					2,390,256

Mississippi — 0.3%
Warren Cnty. Gulf Opp. Zone, Intl. Paper Proj.,
Ser. A	Baa3	5.375%	12/01/35	1,000	1,087,480
Ser. A	Baa3	6.500%	09/01/32	1,000	1,131,180

					2,218,660

Missouri — 0.4%
Manchester Tax Increment & Transn. Rev.,
Hwy 141, Manchester Rd. Proj., Rfdg.	NR	6.875%	11/01/39	1,500	1,617,135
Missouri St. Hlth. & Mo. Hlth. & Ed. Facs.,
Lutheran Senior Services	NR	6.000%	02/01/41	1,000	1,119,970

					2,737,105

Nebraska — 0.2%
Central Plains Energy Proj. Gas Rev.,
Proj. #3	A3	5.000%	09/01/42	1,750	1,800,207

Nevada — 0.8%
Clark Cnty. Arpt. Rev., Jet Aviation Fuel Tax,
Ser. C, A.M.B.A.C., A.M.T.	A2	5.375%	07/01/16	1,000	1,038,120
Ser. C, A.M.B.A.C., A.M.T.	A2	5.375%	07/01/17	1,000	1,035,690
Clark Cnty. Impvt. Dist. Rev.,
Impvt. Dist. No. 142, Loc. Impvt.	NR	6.100%	08/01/18	1,820	1,874,600
Spl. Impvt. Dist. No. 142, Mountains Edge Loc. Impvt., Rfdg.	BBB-(b)	4.000%	08/01/23	1,795	1,766,890

					5,715,300

New Jersey — 7.5%
Burlington Cnty. Bridge Commn. Econ. Dev. Rev.,
The Evergreens Proj.	NR	5.625%	01/01/38	1,000	1,033,600
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax (prerefunded 06/15/14)(g)	Aaa	5.750%	06/15/34	750	824,677
Continental Airlines, Inc., A.M.T.	B3	6.400%	09/15/23	3,500	3,514,350
Continental Airlines, Inc. Proj., Spec. Facs. Rev., A.M.T.	B3	6.250%	09/15/29	6,530	6,556,055
Cranes Mill Proj. First Mtge., Ser. A	NR	5.875%	07/01/28	1,000	1,063,750
Gloucester Marine, Ser. B
A.M.T.	NR	6.875%	01/01/37	3,000	3,042,450
Rfdg.	Baa1	5.000%	06/15/28	1,000	1,101,430
New Jersey Healthcare Facs. Fin. Auth. Rev.,
AHS Hosp. Corp.	A1	6.000%	07/01/41	500	601,815
Barnabas Hlth., Ser. A, Rfdg.	Baa2	5.625%	07/01/37	1,000	1,087,970
Holy Name Med. Ctr., Rfdg.	Baa2	5.000%	07/01/25	1,625	1,735,988
St. Josephs Healthcare Sys.	Ba1	6.625%	07/01/38	3,000	3,535,590
Virtua Hlth.	A+(b)	5.750%	07/01/33	2,000	2,272,940
New Jersey St. Ed. Facs. Auth. UMDNJ
Univ. Med. & Dentistry, Ser. B, Rfdg.	Baa1	7.500%	12/01/32	1,000	1,252,920
New Jersey St. Transn. Tr. Fd. Sys. Auth., Ser. A	A1	5.875%	12/15/38	2,000	2,328,660
New Jersey St. Tpke. Auth. Tpke. Rev.,
Growth & Income Secs., Ser. B, A.M.B.A.C., C.A.B.S. (Converts to 5.15% on 01/01/15)	A3	3.880%(c)	01/01/35	4,000	3,733,520

Tob. Settlement Fin. Corp., NJ Rev., Rfdg.,
Ser. 1A	B1	4.500%	06/01/23	9,655	9,184,512
Ser. 1A	B1	4.625%	06/01/26	5,000	4,534,600
Ser. 1A	B2	4.750%	06/01/34	3,000	2,403,810
Ser. 1A	B2	5.000%	06/01/41	4,500	3,655,170

					53,463,807

New Mexico — 0.5%
Farmington Poll. Ctrl. Rev.,
Pub. Svc. NM San Juan, Ser. A, Rfdg. (Mandatory put date 06/01/20)	Baa3	5.200%	06/01/40	2,150	2,448,162
New Mexico Mtge. Fin. Auth. Rev.,
Sngl. Fam. Mtge., Ser. E, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	AA+(b)	5.500%	07/01/35	895	951,582

					3,399,744

New York — 3.9%
Brooklyn Arena Local Dev. Corp.,
Barclays Ctr. Proj.	Baa3	6.375%	07/15/43	1,250	1,436,250
Erie Cnty. Tob. Asset Securitization Corp. Cap. Apprec.,
Asset Bkd.-1st Sub., Ser. B, C.A.B.S.	NR	9.665%(c)	06/01/47	5,000	186,650
Asset Bkd.-2nd Sub., Ser. C, C.A.B.S.	NR	10.802%(c)	06/01/50	4,000	102,440
Long Island Pwr. Auth. Elec. Sys. Rev.,
Ser. A	A3	6.000%	05/01/33	1,500	1,814,835
Ser. A	A3	6.250%	04/01/33	500	610,170
Metropolitan Transn. Auth. NY Rev.,
Transn., Ser. A	A2	5.000%	11/15/41	1,000	1,115,510
New York City Indl. Dev. Agcy. Rev.,
Spl. Fac., American Airlines, JFK Int’l. Arpt., A.M.T.(f)	NR	7.500%	08/01/16	1,500	1,581,255
Spl. Fac., American Airlines, JFK Int’l. Arpt., A.M.T.(f)	NR	7.750%	08/01/31	2,000	2,130,000
Spl. Fac., Terminal One Group Assn. Proj., A.M.T.	A3	5.500%	01/01/24	2,450	2,589,429
New York Liberty Dev. Corp. Rev.,
4 World Trade Center Proj., Rfdg.	A+(b)	5.000%	11/15/44	1,500	1,665,735
4 World Trade Center Proj., Rfdg.	A+(b)	5.750%	11/15/51	1,750	2,070,513
7 World Trade Center, Class 1	Aaa	5.000%	09/15/40	1,000	1,136,490
New York St. Dorm. Auth. Rev.,
Mount Sinai Hosp., Ser. A	A2	5.000%	07/01/41	1,250	1,354,637
Nonst. Supported Debt, NYU Hosp. Ctr., Ser. A	A3	6.000%	07/01/40	1,000	1,174,550
North Shore. LI. Jewish, Ser. A	A3	5.000%	05/01/41	3,550	3,889,309
Port Auth. of NY & NJ Spl. Oblig. Rev.,
JFK Intl. Air Terminal	Baa3	5.000%	12/01/20	500	553,590
JFK Intl. Air Terminal	Baa3	6.000%	12/01/42	2,500	2,831,325
Suffolk Cnty. Indl. Dev. Agcy. Rev.,
Keyspan, Port Jefferson, A.M.T.	Baa1	5.250%	06/01/27	1,500	1,546,500

					27,789,188

North Carolina — 0.3%
North Carolina Eastn. Mun. Pwr. Agcy. Pwr. Sys. Rev., Ser. C	Baa1	6.750%	01/01/24	1,000	1,257,920
North Carolina Med. Care Commn. Ret. Facs. Rev.,
First Mtg. Galloway Ridge Proj., Ser. A	NR	6.000%	01/01/39	750	806,055

					2,063,975

North Dakota — 0.3%
Grand Forks. Healthcare Sys. Rev.,
Altru Hlth. Sys.	Baa1	5.000%	12/01/35	500	539,815
Ward Cnty. Healthcare Facs. Rev.,
Trinity Oblig., Group B, Rfdg.	BBB-(b)	6.250%	07/01/21	1,730	1,733,789

					2,273,604

Ohio — 3.9%
Akron Bath Copley Joint Twp., Ohio Hosp. Dist.,
Med. Ctr. Akron, Rfdg.	A1	5.000%	11/15/42	640	692,461
Buckeye Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo,
Ser. A-2	B3	5.125%	06/01/24	6,450	5,395,361
Ser. A-2	B3	5.375%	06/01/24	2,995	2,564,259
Ser. A-2	B3	5.875%	06/01/30	4,500	3,721,455
Ser. A-2	B3	6.500%	06/01/47	2,750	2,435,620
Cleveland Arpt. Sys. Rev.,
Ser. A, Rfdg.	Baa1	5.000%	01/01/31	1,000	1,092,560
Cnty. of Hamilton Ohio Healthcare Facs. Rev.,
Christ Hosp. Proj.	Baa1	5.000%	06/01/42	1,250	1,307,237
Cnty. of Hancock, Ohio Hosp. Facs. Rev.,
Blanchard Valley Hlth. Ctr., Ser. A	A2	6.250%	12/01/34	600	705,942

Lucas Cnty. Hosp. Rev., Rfdg.,
Promedica Healthcare, Ser. A	Aa3	6.000%	11/15/41	750	897,555
Promedica Healthcare, Ser. A	Aa3	6.500%	11/15/37	875	1,093,409
Middleburg Heights Hosp. Rev.,
Facs. Southwest Gen., Ser. 2011, Rfdg.	A2	5.250%	08/01/41	1,200	1,310,544
Montgomery Cnty. Ohio Rev.,
Miami Valley Hosp., Ser. A	Aa3	6.250%	11/15/39	1,500	1,593,960
Ohio St. Air Quality Dev. Auth. Rev., Poll. FirstEnergy Generation,
Ser. A	Baa2	5.700%	02/01/14	1,500	1,590,630
Ser. C	Baa2	5.625%	06/01/18	500	580,590
Ohio St. Wtr. Dev. Auth. Rev.,
Allied Solid Wste. N.A., Inc., Ser. A, A.M.T.	BBB(b)	5.150%	07/15/15	1,250	1,272,425
FirstEnergy Generation, Ser. A (Mandatory put date 06/01/16)	Baa2	5.875%	06/01/33	500	563,505
Southeastern Ohio Port Auth. Rev.,
Impt., Mem. Hlth. Sys., Rfdg.	NR	6.000%	12/01/42	1,000	1,055,060

					27,872,573

Oklahoma — 0.5%
Oklahoma St. Dev., Fin. Auth. Rev.,
St. Johns Hlth. Sys., Rfdg.	A2	5.000%	02/15/42	1,500	1,619,190
Tulsa Cnty. Indl. Auth. Sr. Living Cmnty. Rev.,
Montereau, Inc. Proj., Ser. A	NR	7.125%	11/01/30	1,000	1,134,360
Tulsa Arpts. Impt. Tr. Gen. Rev., Ser. A	A3	5.375%	06/01/24	1,000	1,079,760

					3,833,310

Oregon — 0.1%
Salem Hosp. Facs. Auth. Rev.,
Capital Manor Inc., Rfdg.	NR	6.000%	05/15/42	1,000	1,069,380

Pennsylvania — 6.8%
Allegheny Cnty. Hosp. Dev. Auth. Rev., Hlth. Sys.,
West Penn, Ser. A	Caa1	5.000%	11/15/17	3,975	3,866,801
West Penn, Ser. A	Caa1	5.000%	11/15/28	3,000	2,524,980
West Penn, Ser. A	Caa1	5.375%	11/15/40	2,000	1,633,200
Butler Cnty. Hosp. Auth. Rev.,
Butler Hlth. Sys. Proj.	Baa1	7.250%	07/01/39	1,000	1,200,660
Central Bradford Progress Auth. Rev.,
Guthrie Healthcare Sys., Rfdg.	AA-(b)	5.375%	12/01/41	2,700	3,074,625
Cumberland Cnty. Mun. Auth. Rev.,
Asbury PA Oblig. Grp.	NR	6.125%	01/01/45	2,000	2,126,060
Diakon Lutheran	NR	6.375%	01/01/39	1,000	1,088,350
Fulton Cnty. Indl. Dev. Auth. Hosp. Rev.,
Med. Ctr. Proj.	NR	5.900%	07/01/40	1,000	1,017,250
Geisinger Auth. Hlth. Sys.,
Ser. A-1	Aa2	5.125%	06/01/41	1,450	1,627,639
Monroe Cnty. PA. Hosp. Auth.
Pocono. Med. Ctr., Ser. A	A-(b)	5.000%	01/01/41	1,000	1,061,660
Montgomery Cnty. Indl. Dev. Auth. Rev.,
ACTS Retirement Life Cmntys., Rfdg.	BBB+(b)	5.000%	11/15/28	1,100	1,192,950
Northampton Cnty. Gen. Purp. Auth. Hosp. Rev.,
St. Lukes Hosp. Proj., Ser. A	A3	5.500%	08/15/35	1,000	1,065,400
Pennsylvania Econ. Dev. Fin. Auth.,
Amtrak Proj. Facs. Rev., Ser. A, Rfdg.	A1	5.000%	11/01/41	1,000	1,083,350
Res. Recov., Colver Proj., Ser. F, A.M.B.A.C., A.M.T., Rfdg.	Ba1	4.625%	12/01/18	4,500	4,557,285
Res. Recov., Sub., Colver Proj., Ser. G, A.M.T., Rfdg.	NR	5.125%	12/01/15	1,300	1,321,710
Sew. Sludge Disp. Rev., Philadelphia Biosolids	Baa3	6.250%	01/01/32	750	836,460
US Airways Grp., Ser. B, Gty. Agmt.	Caa3	8.000%	05/01/29	500	577,610
Pennsylvania St. Tpke. Comm. Rev.,
Sub., Ser. A	A3	5.000%	12/01/42	1,500	1,645,200
Philadelphia, PA, GO, Ser. B, A.G.M.,	Aa3	7.125%	07/15/38	1,500	1,725,510
Philadelphia Arpt. Rev.,
Ser. A, A.M.T., Rfdg.	A2	5.000%	06/15/27	2,500	2,745,975
Philadelphia Auth. For Indl. Dev. Rev.,
Mariana Bracetti Academy	BBB-(b)	7.625%	12/15/41	2,000	2,252,680
New Foundation Chrt. Sch. Proj.	BB+(b)	6.625%	12/15/41	1,000	1,085,640
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev.,
Temple Univ. Hlth. Sys. Ser. A	Ba1	5.625%	07/01/42	2,000	2,089,540
Somerset Cnty. Hosp. Auth. Rev.,

GF Somerset Healthcare First Mtge.
(original cost $1,106,647; purchased 02/10/97)(f)(h)(i)	NR	4.200%	06/01/09**	1,095	599,556
GF Somerset Healthcare First Mtge.
(original cost $8,898,687; purchased 02/10/97)(f)(h)(i)	NR	4.250%	06/01/24	8,805	4,821,090
Susquehanna Area Regional Arpt. Auth.,
A.M.T.	Baa3	6.500%	01/01/38	1,500	1,576,155

					48,397,336

Puerto Rico — 3.7%
Puerto Rico Comwlth., Rfdg.,
Pub. Impt., Ser. A	Baa1	5.500%	07/01/39	2,000	2,107,740
Pub. Impt., Ser. C, GO	Baa1	6.000%	07/01/39	800	875,584
Puerto Rico Comwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Rfdg.,
Ser. A	Baa2	5.750%	07/01/37	1,350	1,450,197
Ser. A	Baa2	6.000%	07/01/47	1,125	1,230,480
Puerto Rico Comwlth., Govt. Dev.
Bank Sr. Notes., Ser. C, A.M.T.	Baa1	5.250%	01/01/15	2,000	2,117,040
Puerto Rico Comwlth., Hwy. & Transn. Auth.
Hwy. Rev., Ser. CC	A3	5.500%	07/01/28	2,500	2,883,875
Puerto Rico Pub. Bldg. Auth. Rev.,
Govt. Facs., Ser. P	Baa1	6.750%	07/01/36	750	891,967
Govt. Facs., Ser. U, Rfdg.	Baa1	5.250%	07/01/42	2,000	2,041,760
Gtd. Govt. Facs., Ser. M, Rfdg.	Baa1	6.000%	07/01/20	2,500	2,976,425
Puerto Rico Elec. Pwr. Auth. Rev.,
Ser. XX	Baa1	5.250%	07/01/40	2,000	2,086,720
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev.,
Cap. Apprec., Ser. A	A3	9.650%(c)	08/01/33	5,000	1,635,750
First Sub., Ser. A	A3	5.000%	08/01/43	750	785,415
First Sub., Ser. A	A3	5.250%	08/01/43	750	799,253
First Sub., Ser. A	A3	5.500%	08/01/42	1,500	1,616,355
First Sub., Ser. A	A3	5.750%	08/01/37	1,000	1,118,870
First Sub., Ser. A	A3	6.000%	08/01/42	1,500	1,696,245

					26,313,676

Rhode Island — 0.3%
Rhode Island St. Hlth. & Edl. Bldg. Corp. Rev.,
Hosp. Fing., Lifespan Oblig., Ser. A	Baa1	7.000%	05/15/39	2,000	2,384,940

South Dakota — 0.5%
Educational Enhancement Funding Corp.,
Tob., Ser. B	A3	6.500%	06/01/32	2,800	2,897,972
South Dakota St. Hlth. & Edl. Facs. Auth.
Avera Hlth. Ser. A	A1	5.000%	07/01/42	500	546,190

					3,444,162

Tennessee — 1.9%
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev.,
Mountain States Hlth. Alliance	Baa1	6.000%	07/01/38	1,000	1,149,900
Mountain States Hlth., First Mtge., Ser. A, NATL, E.T.M., Rfdg.(g)	Baa1	6.750%	07/01/17	2,000	2,430,140
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. Rev.,
Covenant Hlth., Ser. A, C.A.B.S.	A-(b)	5.020%(c)	01/01/35	1,000	333,700
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl.
Facs. Brd., Impt. Blakeford at Green Hills, Rfdg.	NR	5.000%	07/01/37	850	883,668
Rutherford Cnty. Hlth. & Edl. Facs., First Mtge. Rev.,
Group Homes, Inc.	NR	9.500%	12/01/19	3,600	3,615,768
Tennessee Energy Acquisition Corp. Gas Rev.,
Ser. C	Baa3	5.000%	02/01/18	2,000	2,181,920
Ser. C	Baa3	5.000%	02/01/22	1,000	1,083,570
Ser. C	Baa3	5.000%	02/01/25	1,500	1,591,755

					13,270,421

Texas — 11.2%
Austin Convention Enterprises, Inc., Convention Ctr., Rfdg.,
Second Tier, Ser. B	Ba2	5.750%	01/01/24	2,405	2,544,827
Second Tier, Ser. B	Ba2	5.750%	01/01/34	1,000	1,023,780
Brazos River Auth. Poll. Ctrl. Rev.,
TXU Energy Co. LLC, A.M.T., Rfdg.	Ca	5.400%	05/01/29	2,000	195,000
TXU Energy Co. LLC, Elec. Rmkt., A.M.T., Rfdg.	Ca	8.250%	10/01/30	3,000	338,070
TXU Energy Co. LLC, Proj., Ser. D (Mandatory put date 10/01/14)	Ca	5.400%	10/01/29	1,000	251,980

Capital Area Cultural Ed. Facs. Fin. Corp. Rev.,
Roman Catholic Diocese, Ser. B, Rmkt.	Baa2	6.125%	04/01/45	2,000	2,192,320
Central Tex. Regl. Mobility Auth. Rev.,
Sr. Lien	Baa3	5.750%	01/01/25	1,000	1,149,350
Sr. Lien	Baa3	6.000%	01/01/41	2,000	2,314,340
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	BBB(b)	5.750%	08/15/41	1,000	1,106,050
Tejano Ctr. Cmnty.	BBB-(b)	9.000%	02/15/38	2,000	2,342,760
Uplift Ed., Ser. A	BBB-(b)	6.125%	12/01/40	3,000	3,473,160
Dallas-Fort Worth Intl. Arpt. Impt. Rev.,
Ser. D, A.M.T.	A1	5.000%	11/01/42	5,000	5,387,100
Decatur Hosp. Auth. Rev.,
Wise Reg. Hlth. Sys., Ser. A	NR	7.125%	09/01/34	3,000	3,201,570
Harris Cnty. Indl. Dev. Corp. Solid Wste. Disp. Rev.,
Deer Park Refining Proj.	A2	5.000%	02/01/23	750	824,512
Houston Arpt. Sys. Rev., Rfdg.,
Spl. Facs. Cont. Airlines, Inc. Proj., A.M.T.	B3	6.625%	07/15/38	1,500	1,639,095
Sub. Lien, Ser. A, A.M.T.	A(b)	5.000%	07/01/25	250	283,935
Sub. Lien, Ser. A, A.M.T.	A(b)	5.000%	07/01/32	1,000	1,104,440
Houston Higher Ed. Fin. Corp., Higher Ed. Rev.,
Cosmos Fndtn., Inc., Ser. A	BBB(b)	5.000%	02/15/42	1,250	1,294,087
Cosmos Fndtn., Inc., Ser. A	BBB(b)	6.500%	05/15/31	1,000	1,204,220
La Vernia Higher Ed. Fin. Corp. Ed. Rev.,
Kipp, Inc., Ser. A	BBB(b)	6.375%	08/15/44	1,000	1,167,120
Lifeschools of Dallas, Ser. A	BBB-(b)	7.500%	08/15/41	2,000	2,340,100
Love Field Arpt. Modernization Corp., Spl. Facs. Rev.,
Southwest Airlines Co. Proj.	Baa3	5.000%	11/01/28	1,000	1,073,770
Lower Colorado Riv. Auth. Rev., Rfdg. & Impt.,
Ser. A (Prerefunded 05/15/15)(g)	A1	7.250%	05/15/37	4,905	5,806,441
Ser. A, Unrefunded Balance	A1	7.250%	05/15/37	95	108,292
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., Bonds,
Cent. Pwr. & Lt. Co. Proj., Ser. A	Baa2	6.300%	11/01/29	1,000	1,161,530
North Tex. Ed. Fin. Corp.
Uplift Ed., Ser. A	BBB-(b)	5.250%	12/01/47	1,000	1,057,370
North Tex. Twy. Auth. Rev., Rfdg.,
First Tier, Ser. A	A2	5.750%	01/01/40	3,500	3,918,355
First Tier, Ser. A	A2	6.250%	01/01/39	1,500	1,728,675
First Tier, Sys.	A2	6.000%	01/01/38	2,000	2,350,560
Second Tier, Ser. F	A3	5.750%	01/01/38	2,500	2,745,525
Pharr Higher Ed. Fin. Auth. Ed. Rev.,
Idea Pub. Sch., Ser. A	BBB(b)	6.500%	08/15/39	1,000	1,108,940
Sabine River Auth. Poll. Ctrl. Rev.,
TXU Energy Co. LLC Proj., Ser. B	Ca	6.150%	08/01/22	1,000	100,180
San Juan Higher Ed. Fin. Auth. Rev.,
Idea Pub. Schs., Ser. A	BBB(b)	6.700%	08/15/40	1,000	1,144,100
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp., Hosp. Rev.,
Mirador Proj. Ret. Fac., Temps. 75, Ser. B-1	NR	7.250%	11/15/16	1,000	1,001,850
Stayton At Museum Way Sr. Living Ctr. Proj. Temps., Ser. C-1	NR	7.500%	11/15/16	1,000	1,001,690
Texas Mun. Gas Acquisition & Supply Corp.,
Gas Supply Rev., Sr. Lien, Ser. A	Baa2	5.250%	12/15/26	4,100	4,519,717
Sr. Lien, Ser. D	Baa2	6.250%	12/15/26	2,355	2,861,537
Texas Mun. Pwr. Agcy. Rev.,
NATL, E.T.M., C.A.B.S.(g)	A2	0.630%(c)	09/01/15	50	49,040
Texas Private Activity Surface Transn. Corp., Sr. Lien,
LBJ Infrastructure	Baa3	7.000%	06/30/40	4,670	5,701,136
NTE Mobility Partners	Baa2	6.875%	12/31/39	2,000	2,401,320
Texas St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev.,
Ed. Cosmos Fndtn., Ser. A	BBB(b)	5.375%	02/15/37	1,000	1,033,350
Ed. Cosmos Fndtn., Ser. A	BBB(b)	6.200%	02/15/40	1,000	1,151,780
Idea Pub. Sch. Proj., Ser. A, A.C.A.	BBB(b)	5.000%	08/15/30	2,000	2,067,360

					79,470,334

Utah — 0.2%
Riverton Utah Hosp. Rev.,
IHC Hlth. Svcs., Inc.	Aa1	5.000%	08/15/41	1,500	1,639,275

Vermont — 0.2%
Vermont Econ. Dev. Auth. Mtge. Rev.,
Wake Robin Corp. Proj.	NR	5.400%	05/01/33	1,100	1,151,172

Virgin Islands — 0.1%
Virgin Islands Pub. Fin. Auth. Rev.,
Matching Fd. Ln. Diageo, Ser. A	Baa3	6.750%	10/01/37	750	885,450

Virginia — 2.2%
Mosaic District Cmnty. Dev. Auth. Rev.,
Ser. A	NR	6.875%	03/01/36	1,250	1,394,325
Norfolk Redev. & Hsg. Auth. Multi-Fam. Rental Hsg. Fac.
Rev., Sussex Apts., A.M.T.	NR	8.000%	09/01/26	4,875	4,879,631
Virginia Small Business Fin. Auth. Rev., Sr. Lien,
Elizabeth River Crossings OpCo LLC Proj.	BBB-(b)	5.250%	01/01/32	2,055	2,223,264
Elizabeth River Crossings OpCo LLC Proj.	BBB-(b)	5.500%	01/01/42	3,000	3,305,880
Express Lanes LLC Proj.	BBB-(b)	5.000%	01/01/40	3,500	3,687,950

					15,491,050

Washington — 1.3%
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev.,
Skagit Valley Hosp.	Baa2	5.375%	12/01/22	1,190	1,257,604
Skagit Valley Hosp.	Baa2	5.750%	12/01/35	625	676,944
Tob. Settlement Auth. of Washington Rev.,
Asset Bkd.	A3	6.500%	06/01/26	1,990	2,070,555
Washington St. Healthcare Fac. Auth. Rev.,
Overlake Hosp. Med. Ctr.	A3	5.500%	07/01/30	1,115	1,226,701
Providence Hlth. & Svcs., Ser. A	Aa2	5.000%	10/01/42	1,500	1,673,340
Seattle Childrens Hosp.	Aa3	5.625%	10/01/38	1,250	1,424,662
Swedish Hlth. Svcs., Ser. A	A2	6.500%	11/15/33	1,000	1,137,480

					9,467,286

Wisconsin — 0.5%
Milwaukee Redev. Auth. Redev. Rev.,
Science Ed. Consortium Proj., Ser. A	BBB-(b)	5.750%	08/01/35	1,500	1,500,735
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Beaver Dam Cmnty. Hosp., Inc., Ser. A	NR	6.750%	08/15/34	1,250	1,288,212
Eastcastle Place, Inc. Proj.	NR	6.125%	12/01/34	1,000	554,100

					3,343,047

Wyoming — 0.3%
Campbell Cnty. Solid Wste. Facs. Rev.,
Basin Elec. Pwr. Coop., Ser. A	A1	5.750%	07/15/39	500	573,565
Laramie Cnty. Hosp. Rev., Cheyenne Regl.,
Med. Ctr. Proj.	A+(b)	5.000%	05/01/42	1,500	1,627,035

					2,200,600

Total long-term investments
(cost $642,595,956)					686,684,832

SHORT-TERM INVESTMENTS 3.8%

Kansas — 0.1%
Wichita Kans. Hosp. Rev.,
Var. Facs. Christi. Hlth. III., Ser. B-2, F.R.D.D.	A-1	0.170%(d)	11/15/39	500	500,000

Mississippi — 3.0%
Mississippi St. Business Fin. Comm. Gulf Opp. Zone,
Var. Chevron USA, Ser. D, F.R.D.D.	VMIG1	0.160%(d)	11/01/35	3,500	3,500,000
Var. Chevron USA, Ser. E, F.R.D.D.	VMIG1	0.160%(d)	12/01/30	17,700	17,700,000

					21,200,000

Texas — 0.3%
Gulf Coast Wste. Disp. Auth. Rev.,
Exxon Proj., Rfdg., F.R.D.D.	VMIG1	0.150%(d)	06/01/20	2,300	2,300,000

Washington — 0.4%
Washington St. Healthcare Facs. Auth. Rev.,
Var. Facs., Fred Hutchinson Cancer Ctr., Ser. C, F.R.D.D.	VMIG2	0.200%(d)	01/01/41	3,050	3,050,000

Total short-term investments (cost $27,050,000)	27,050,000

Total Investments — 100.3% (cost $669,645,956)(j)	713,734,832

Liabilities in excess of other assets(k) (0.3)%	(2,133,435)

Net Assets — 100.0%	$711,601,397

*	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
**	As of July 31, 2012, the 2009 bonds remained an outstanding obligation of Somerset.
†	The ratings reflected are as of July 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
(a)	The following abbreviations are used in the portfolio descriptions:

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
A.C.A. - ACA Financial Guaranty Corp.
A.G.C. - American Guarantee Corp.
A.G.M. - Assured Guaranty Municipal Corp.
A.M.B.A.C. - American Municipal Bond Assurance Corp.
A.M.T. - Alternative Minimum Tax.
C.A.B.S. - Capital Appreciation Bonds.
CDD - Community Development District.
E.T.M. - Escrowed to Maturity.
F.H.L.M.C. - Federal Home Loan Mortgage Corp.
F.N.M.A. - Federal National Mortgage Association.
F.R.D.D. - Floating Rate Daily Demand Note.
G.N.M.A. - Government National Mortgage Association.
GO - General Obligation.
NATL - National Public Finance Guaranty Corp.
NR - Not Rated by Moody’s or Standard & Poor’s.

(b)	Standard & Poor’s Rating.
(c)	Represents a zero coupon bond or step bond. Rate shown reflects the effective yield on July 31, 2012.
(d)	Indicates variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2012.
(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(f)	Represents issuer in default on interest payments and/or principal repayment.
(g)	All or partial escrowed to maturity and pre-funded issues are secured by escrowed cash and /or U.S. guaranteed obligations.
(h)	Indicates a security that has been deemed illiquid.
(i)	Indicates a restricted security; the aggregate original cost of such securities is $10,005,334. The aggregate value of $5,420,646 is approximately 0.8% of net assets.
(j)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$666,559,089	$63,508,903	$(16,333,160)	$47,175,743

The difference between book basis and tax basis was primarily due to the difference between financial and tax reporting with respect to accretion of market discount and other adjustments as of the most recent fiscal year end.

(k)	Includes net unrealized depreciation on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at July 31, 2012:

Number of Contracts	Type	Expiration Date	Value at July 31, 2012	Value at Trade Date	Unrealized Depreciation(1)(2)
	Short Positions:
15	10 Year U.S. Treasury Notes	Sept. 2012	$2,019,844	$1,984,169	$(35,675)
27	U.S. Long Bonds	Sept. 2012	4,077,844	3,967,751	(110,093)

					$(145,768)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2012.

(2)	Cash of $193,100 has been segregated to cover requirement for open futures contracts as of July 31, 2012.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1-quoted prices generally in active markets for identical securities.

Level 2-other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3-significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$-	$713,734,832	$-
Other Financial Instruments*
Futures Contracts	(145,768)	-	-

Total	$(145,768)	$713,734,832	$-

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees has delegated fair valuation responsibilities to the Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) traded in the over-the-counter market are valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, prepayment speeds, credit, spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over the counter derivatives are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

The Fund may invest in variable rate securities including securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Other information regarding the Fund is available in the Fund’s most recent Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 4

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     September 24, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date     September 24, 2012

*	Print the name and title of each signing officer under his or her signature.